Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100

30 June 2020

Tricon American Homes 2020-SFR1 Trust
c/o Tricon American Homes
260 California St., Suite 803
San Francisco, California 94111

RE: Tricon American Homes 2020-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-1 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]
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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.  How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.
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Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:
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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 2 of 328 of the Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.   Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: __/s/ Jim Duggan___________________________
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
11900135	2524 Calabash Dr	APPARENT HOA PROPERTY
11500774	12839 Sandpines Ln	APPARENT HOA PROPERTY
12200178	1261 Cheyenne Court	APPARENT NON-HOA PROPERTY
12200191	1763 Papaya Drive W	APPARENT NON-HOA PROPERTY
12200128	2196 John Morton Road	APPARENT NON-HOA PROPERTY
12200239	614 John Adams Street	APPARENT NON-HOA PROPERTY
12200199	10808 Naples Court S	APPARENT NON-HOA PROPERTY
12200208	2166 Aspen Ridge Drive	APPARENT NON-HOA PROPERTY
12200228	6426 Sarahs View Court	APPARENT NON-HOA PROPERTY
12200232	644 Radnor Lane	APPARENT NON-HOA PROPERTY
12200175	7580 Falcon Trace Drive W	APPARENT NON-HOA PROPERTY
12200241	7939 Honeysuckle Rose Lane	APPARENT NON-HOA PROPERTY
12200243	8323 Justin Road S	APPARENT NON-HOA PROPERTY
12200253	8809 Kestrel Court	APPARENT NON-HOA PROPERTY
12200229	9004 Derrickson Drive	APPARENT NON-HOA PROPERTY
12200225	9715 Pembridge Drive S	APPARENT NON-HOA PROPERTY
11700323	10457 Laval Street	APPARENT NON-HOA PROPERTY
11700312	10499 Little Street	APPARENT NON-HOA PROPERTY
11700358	11215 Archer Avenue	APPARENT NON-HOA PROPERTY
11700331	11325 Timbercrest Road	APPARENT NON-HOA PROPERTY
11700259	11389 Regent Lane	APPARENT NON-HOA PROPERTY
11700320	11518 Tuscanny Avenue	APPARENT NON-HOA PROPERTY
11700341	12205 Ronald Street	APPARENT NON-HOA PROPERTY
11700257	12207 Bluefield Street	APPARENT NON-HOA PROPERTY
11700366	1230 Channing Avenue	APPARENT NON-HOA PROPERTY
11700360	12336 Mayberry Road	APPARENT NON-HOA PROPERTY
11700302	13197 Pendleton Street	APPARENT NON-HOA PROPERTY
11700340	13332 Bondstone Street	APPARENT NON-HOA PROPERTY
11700203	14128 Segovia Street	APPARENT NON-HOA PROPERTY
11700296	193 Rosedale Avenue	APPARENT NON-HOA PROPERTY
11700349	2048 Bolger Avenue	APPARENT NON-HOA PROPERTY
11700306	2195 Marietta Avenue	APPARENT NON-HOA PROPERTY
11700343	228 Candlewick Avenue	APPARENT NON-HOA PROPERTY
11700256	2316 Hyacinth Lane	APPARENT NON-HOA PROPERTY
11700204	2319 Estill Avenue	APPARENT NON-HOA PROPERTY
11700361	2371 Anza Avenue	APPARENT NON-HOA PROPERTY
11700322	2391 Fairview Road	APPARENT NON-HOA PROPERTY
11700339	2413 Amherst Avenue	APPARENT NON-HOA PROPERTY
11700345	2425 Lake Forest Avenue	APPARENT NON-HOA PROPERTY
11700218	2474 Comerwood Drive	APPARENT NON-HOA PROPERTY

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11700335	3026 Aldoro Avenue	APPARENT NON-HOA PROPERTY
11700261	3328 Montano Avenue	APPARENT NON-HOA PROPERTY
11700291	3338 Blythe Avenue	APPARENT NON-HOA PROPERTY
11700293	4201 Castle Avenue	APPARENT NON-HOA PROPERTY
11700220	4369 Montano Avenue	APPARENT NON-HOA PROPERTY
11700314	4424 Ohara Street	APPARENT NON-HOA PROPERTY
11700351	4552 Gondolier Road	APPARENT NON-HOA PROPERTY
11700304	5171 Montford Circle	APPARENT NON-HOA PROPERTY
11700329	5204 Juliet Court	APPARENT NON-HOA PROPERTY
11700326	5225 Harbinger Road	APPARENT NON-HOA PROPERTY
11700308	5288 Aaron Lane	APPARENT NON-HOA PROPERTY
11700217	5289 Gwen Lane	APPARENT NON-HOA PROPERTY
11700318	5334 Birchwood Road	APPARENT NON-HOA PROPERTY
11700344	9459 Northvale Street	APPARENT NON-HOA PROPERTY
11700346	9467 Northvale Street	APPARENT NON-HOA PROPERTY
11700212	508 Cedar Grove Drive	APPARENT NON-HOA PROPERTY
11700316	3910 Creek Woods Drive	APPARENT NON-HOA PROPERTY
11700357	11111 Roberts Lane	APPARENT NON-HOA PROPERTY
11700364	1509 Long Pond Drive	APPARENT NON-HOA PROPERTY
11700196	1907 Rudder Drive	APPARENT NON-HOA PROPERTY
11700330	2012 Helm Lane	APPARENT NON-HOA PROPERTY
12200152	5258 Ellen Court	APPARENT NON-HOA PROPERTY
12500037	106 Heather Lane Drive	APPARENT NON-HOA PROPERTY
12500029	2825 Windsor Heights Street	APPARENT NON-HOA PROPERTY
12500038	3172 Chamberlain Street	APPARENT NON-HOA PROPERTY
12500033	3197 Buckland Street	APPARENT NON-HOA PROPERTY
12500042	3390 Shalimar Circle	APPARENT NON-HOA PROPERTY
12500034	598 Lagorce Terrace	APPARENT NON-HOA PROPERTY
12500040	661 Spreading Oak Avenue	APPARENT NON-HOA PROPERTY
12500030	972 Bondstone Avenue	APPARENT NON-HOA PROPERTY
11801224	466 Gin Mill Drive	APPARENT NON-HOA PROPERTY
11801234	434 Foxdale Road	APPARENT NON-HOA PROPERTY
11800362	11 Sage Way	APPARENT NON-HOA PROPERTY
11801217	240 Winchester Drive	APPARENT NON-HOA PROPERTY
11801398	5570 Hosea Court	APPARENT NON-HOA PROPERTY
11801544	3431 Harris Farms Way	APPARENT NON-HOA PROPERTY
11801463	943 Shiloh Ridge Run NW	APPARENT NON-HOA PROPERTY
11801525	2174 Bally Clare Ct SW	APPARENT NON-HOA PROPERTY
11801519	1155 Paddocks Way	APPARENT NON-HOA PROPERTY
11800560	4076 Mistymorn Ln	APPARENT NON-HOA PROPERTY
11801128	5114 Martin Farms Lane	APPARENT NON-HOA PROPERTY
11800706	665 Castlebrooke Way	APPARENT NON-HOA PROPERTY
11801451	738 Castlebrooke Way	APPARENT NON-HOA PROPERTY

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11800970	3605 Garnet Way	APPARENT NON-HOA PROPERTY
11801578	4470 Millenium View Court	APPARENT NON-HOA PROPERTY
11801149	6735 Spring Head Dr	APPARENT NON-HOA PROPERTY
11801496	589 Deadwood Trail	APPARENT NON-HOA PROPERTY
11800386	100 Harvey Wood Dr	APPARENT NON-HOA PROPERTY
11800842	115 Hanley Mill Drive	APPARENT NON-HOA PROPERTY
11801420	15 Cheyenne Dr	APPARENT NON-HOA PROPERTY
11800843	25 Ascott Trace	APPARENT NON-HOA PROPERTY
11801247	40 Aspen Dr	APPARENT NON-HOA PROPERTY
11801648	40 Shenandoah Dr	APPARENT NON-HOA PROPERTY
11800840	45 Ascott Trace	APPARENT NON-HOA PROPERTY
11800838	45 Attaway Ln	APPARENT NON-HOA PROPERTY
11801559	45 Shenandoah Lane	APPARENT NON-HOA PROPERTY
11801180	460 Arthurs Lane	APPARENT NON-HOA PROPERTY
11801487	55 Shenandoah Lane	APPARENT NON-HOA PROPERTY
11800025	70 Kirkland Ct	APPARENT NON-HOA PROPERTY
11800839	85 Ascott Trace	APPARENT NON-HOA PROPERTY
11801651	127 Jennifer Place	APPARENT NON-HOA PROPERTY
11801474	135 Fieldcrest Dr	APPARENT NON-HOA PROPERTY
11800544	322 Trailside Dr	APPARENT NON-HOA PROPERTY
11801243	33 Jenna Lane	APPARENT NON-HOA PROPERTY
11801478	1410 Steam Engine Way NE	APPARENT NON-HOA PROPERTY
11900301	90 Southway Drive	APPARENT NON-HOA PROPERTY
11900306	11818 Holz Drive	APPARENT NON-HOA PROPERTY
11900535	1218 Country Creek Court	APPARENT NON-HOA PROPERTY
11900140	2512 Calabash Dr	APPARENT NON-HOA PROPERTY
11900331	5120 Emmert Drive	APPARENT NON-HOA PROPERTY
11900470	5147 Orth Drive	APPARENT NON-HOA PROPERTY
11900611	5314 Yucatan Drive	APPARENT NON-HOA PROPERTY
11900320	5741 Ashcroft Drive	APPARENT NON-HOA PROPERTY
11900394	5781 Rosemont Dr	APPARENT NON-HOA PROPERTY
11900324	5901 Buck Rill Drive	APPARENT NON-HOA PROPERTY
11900349	6365 Granner Drive	APPARENT NON-HOA PROPERTY
11900137	6409 Calabash Place	APPARENT NON-HOA PROPERTY
11900530	8247 Quetico Drive	APPARENT NON-HOA PROPERTY
11500666	2954 Deep Cove Drive NW	APPARENT NON-HOA PROPERTY
11500967	4115 Alexis Ct SW	APPARENT NON-HOA PROPERTY
11500673	4410 Fawnbrook Ave SW	APPARENT NON-HOA PROPERTY
11500588	4478 Fawnbrook Ave SW	APPARENT NON-HOA PROPERTY
11500929	615 Flicker St	APPARENT NON-HOA PROPERTY
11500617	657 Beavers Cove Ln NW	APPARENT NON-HOA PROPERTY
11500813	869 Pineridge Pl SE	APPARENT NON-HOA PROPERTY
11500590	1543 Seejay Ct	APPARENT NON-HOA PROPERTY

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11500669	2538 Terra Dr	APPARENT NON-HOA PROPERTY
11500750	143 Valley Glen Dr	APPARENT NON-HOA PROPERTY
11500883	805 Stratford Rd	APPARENT NON-HOA PROPERTY
12600066	109 Rope Swing Circle	APPARENT NON-HOA PROPERTY
12600175	285 Gray Ghost St	APPARENT NON-HOA PROPERTY
12600181	345 Gray Ghost St	APPARENT NON-HOA PROPERTY
12600092	925 Lazy Branch Dr	APPARENT NON-HOA PROPERTY
12600061	100 Evan Court	APPARENT NON-HOA PROPERTY
12600033	1237 Woodbriar St	APPARENT NON-HOA PROPERTY
12600130	153 Cambridge Elm Dr	APPARENT NON-HOA PROPERTY
12600096	1917 Hemlock Circle	APPARENT NON-HOA PROPERTY
12600116	204 Wexford Dr	APPARENT NON-HOA PROPERTY
12600034	210 Duck Pond Ln	APPARENT NON-HOA PROPERTY
12600111	235 Nathan Dr	APPARENT NON-HOA PROPERTY
12600086	427 Grant Ln	APPARENT NON-HOA PROPERTY
12600157	465 Hunter Way	APPARENT NON-HOA PROPERTY
12600135	47 Spaniel Ln	APPARENT NON-HOA PROPERTY
12600143	524 Hunter Way	APPARENT NON-HOA PROPERTY
12600056	35 Winesap Lane	APPARENT NON-HOA PROPERTY
12600059	820 Shadow Lake Dr	APPARENT NON-HOA PROPERTY
12600017	125 Pinto Ln	APPARENT NON-HOA PROPERTY
12600089	134 Little River Dr	APPARENT NON-HOA PROPERTY
11500607	1027 Alston Hill Dr	APPARENT NON-HOA PROPERTY
11500574	10626 N Canyon Rd	APPARENT NON-HOA PROPERTY
11500714	1347 Mandy Place Ct	APPARENT NON-HOA PROPERTY
11500581	1417 Jordans Pond Ln	APPARENT NON-HOA PROPERTY
11500741	1432 Mandy Place Ct	APPARENT NON-HOA PROPERTY
11500827	5510 Brook Falls Ct	APPARENT NON-HOA PROPERTY
11500816	5909 Edinborough Dr	APPARENT NON-HOA PROPERTY
11500640	5936 Briggs Dr	APPARENT NON-HOA PROPERTY
11500748	7038 Hunters Glen Dr	APPARENT NON-HOA PROPERTY
11500823	744 Wilderness Trail Dr	APPARENT NON-HOA PROPERTY
11500672	7606 Woodknoll Dr	APPARENT NON-HOA PROPERTY
11500231	7611 Swedish Ivy Lane	APPARENT NON-HOA PROPERTY
11500705	7715 Konsler Dr	APPARENT NON-HOA PROPERTY
11500873	8430 Red Setter Ln	APPARENT NON-HOA PROPERTY
11500771	8716 Rozumny Drive	APPARENT NON-HOA PROPERTY
11500926	9029 Sharpes Circle	APPARENT NON-HOA PROPERTY
11500914	355 Oakleigh Lane	APPARENT NON-HOA PROPERTY
11500912	621 Buckskin Rd	APPARENT NON-HOA PROPERTY
11500943	631 Buckskin Rd	APPARENT NON-HOA PROPERTY
11500659	5805 Carolina Manor Ct	APPARENT NON-HOA PROPERTY
11500819	2807 Rosemeade Dr	APPARENT NON-HOA PROPERTY
11500920	4901 Farmview Dr	APPARENT NON-HOA PROPERTY

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11500767	1000 Eastwood Dr	APPARENT NON-HOA PROPERTY
12600078	7917 Wilson Pond Ln	APPARENT NON-HOA PROPERTY
12600031	7932 Melcombe Way	APPARENT NON-HOA PROPERTY
12600071	14 Deer Lake Trail	APPARENT NON-HOA PROPERTY
11100498	412 Budby Ct	APPARENT NON-HOA PROPERTY
11100414	313 Green Rose Rd	APPARENT NON-HOA PROPERTY
11100439	117 Sutton Way	APPARENT NON-HOA PROPERTY
11100449	120 Kenton Dr	APPARENT NON-HOA PROPERTY
11100419	209 Clarion Rd	APPARENT NON-HOA PROPERTY
11100494	313 Upton Grey Rd	APPARENT NON-HOA PROPERTY
11100353	337 S Royal Tower Dr	APPARENT NON-HOA PROPERTY
12700876	112 Ruben Rd	APPARENT NON-HOA PROPERTY
12700877	3557 Mahlon Moore Rd	APPARENT NON-HOA PROPERTY
12700853	6003 Chickadee Cir	APPARENT NON-HOA PROPERTY
12700030	1498 Wilderness Way	APPARENT NON-HOA PROPERTY
12701018	531 Falkland Circle	APPARENT NON-HOA PROPERTY
12700306	1033 Tammy Sue Ln	APPARENT NON-HOA PROPERTY
12700288	1041 Cheryl Ln	APPARENT NON-HOA PROPERTY
12700294	106 Mary Joe Martin Dr	APPARENT NON-HOA PROPERTY
12700289	1104 Geneil Ln	APPARENT NON-HOA PROPERTY
12700293	1208 Shannon Ln	APPARENT NON-HOA PROPERTY
12700285	1216 Shannon Ln	APPARENT NON-HOA PROPERTY
12700283	1233 Shannon Ln	APPARENT NON-HOA PROPERTY
12700309	129 Mary Joe Martin Dr	APPARENT NON-HOA PROPERTY
12700314	130 Howard Woody Dr	APPARENT NON-HOA PROPERTY
12700297	131 Mary Joe Martin Dr	APPARENT NON-HOA PROPERTY
12700286	1415 E Nir Shreibman Blvd	APPARENT NON-HOA PROPERTY
12700292	1421 E Nir Shreibman Blvd	APPARENT NON-HOA PROPERTY
12700295	147 Mary Joe Martin Dr	APPARENT NON-HOA PROPERTY
12700311	1867 Moonlight Dr	APPARENT NON-HOA PROPERTY
12700299	2121 Montgomery Ln	APPARENT NON-HOA PROPERTY
12700296	2134 Academy Way	APPARENT NON-HOA PROPERTY
12700318	253 Lake Forest Dr	APPARENT NON-HOA PROPERTY
12700301	307 Davids Way	APPARENT NON-HOA PROPERTY
12700317	4052 Margo Cir	APPARENT NON-HOA PROPERTY
12700315	505 Dunhill Ct	APPARENT NON-HOA PROPERTY
12700321	514 Gammon Ln	APPARENT NON-HOA PROPERTY
12700307	657 Holland Ridge Dr	APPARENT NON-HOA PROPERTY
12700312	689 Hollandale Rd	APPARENT NON-HOA PROPERTY
12700302	696 Holland Ridge Dr	APPARENT NON-HOA PROPERTY
12700281	7020 Zither Ln	APPARENT NON-HOA PROPERTY
12700303	7112 Beard Ct	APPARENT NON-HOA PROPERTY
12700305	996 Tom Hailey Blvd	APPARENT NON-HOA PROPERTY

Page | 10

12700550	1020 Niagra Way	APPARENT NON-HOA PROPERTY
12700596	1127 Woods Edge Dr	APPARENT NON-HOA PROPERTY
12700599	1135 Mahogany Trl	APPARENT NON-HOA PROPERTY
12700638	1138 Nahanee Ct	APPARENT NON-HOA PROPERTY
12700520	1196 Catawba Way	APPARENT NON-HOA PROPERTY
12701002	1210 Aretha Drive	APPARENT NON-HOA PROPERTY
12700461	1314 Haynes Dr	APPARENT NON-HOA PROPERTY
12700976	1402 Halverson Drive	APPARENT NON-HOA PROPERTY
12700460	1410 Deerskin Ct	APPARENT NON-HOA PROPERTY
12700627	1429 Factors Walk	APPARENT NON-HOA PROPERTY
12700479	1518 Teresa Ln	APPARENT NON-HOA PROPERTY
12700660	1526 Amberwood Cir	APPARENT NON-HOA PROPERTY
12700663	1620 Antebellum Dr	APPARENT NON-HOA PROPERTY
12700668	1719 Antebellum Dr	APPARENT NON-HOA PROPERTY
12700498	1818 Brighton Dr	APPARENT NON-HOA PROPERTY
12700542	1830 Holts Ct	APPARENT NON-HOA PROPERTY
12700961	213 Titans Circle	APPARENT NON-HOA PROPERTY
12700626	221 Titans Cir	APPARENT NON-HOA PROPERTY
12700600	2210 Burr Ct	APPARENT NON-HOA PROPERTY
12700561	2327 Amber Glen Dr	APPARENT NON-HOA PROPERTY
12700633	233 Meigs Dr	APPARENT NON-HOA PROPERTY
12700471	2331 Amber Glen Dr	APPARENT NON-HOA PROPERTY
12700496	2526 English Hill Dr	APPARENT NON-HOA PROPERTY
12700546	2614 Sewanee Pl	APPARENT NON-HOA PROPERTY
12700501	2629 Bushman Ct	APPARENT NON-HOA PROPERTY
12700515	2707 Sewanee Pl	APPARENT NON-HOA PROPERTY
12700476	2714 Howell Dr	APPARENT NON-HOA PROPERTY
12700466	2722 Ormond St	APPARENT NON-HOA PROPERTY
12700597	2725 Elijah Dr	APPARENT NON-HOA PROPERTY
12700642	2802 Waywood Dr	APPARENT NON-HOA PROPERTY
12700551	2833 Painted Pony Dr	APPARENT NON-HOA PROPERTY
12700994	3002 Henderson Lane	APPARENT NON-HOA PROPERTY
12700643	3125 Chanda Ln	APPARENT NON-HOA PROPERTY
12701031	313 Niagra Lane	APPARENT NON-HOA PROPERTY
12700559	3317 Shade Ct	APPARENT NON-HOA PROPERTY
12700631	3719 Berryhill Dr	APPARENT NON-HOA PROPERTY
12700665	430 Indian Park Dr	APPARENT NON-HOA PROPERTY
12700475	4629 Forsman Ct	APPARENT NON-HOA PROPERTY
12700532	502 Titans Cir	APPARENT NON-HOA PROPERTY
12700990	5151 Morgan Taylor Drive	APPARENT NON-HOA PROPERTY
12700474	641 Rambush Dr	APPARENT NON-HOA PROPERTY
12700628	935 Coolidge Ct	APPARENT NON-HOA PROPERTY

Page | 11

12700797	1107 Emma May Pt	APPARENT NON-HOA PROPERTY
12700795	1301 Bolton Dr	APPARENT NON-HOA PROPERTY
12700802	209 Gable Ct	APPARENT NON-HOA PROPERTY
12700786	231 Bonifay Dr	APPARENT NON-HOA PROPERTY
12700790	316 Alexis Dr	APPARENT NON-HOA PROPERTY
12700785	419 Liberty Dr	APPARENT NON-HOA PROPERTY
12700796	513 Hackney Dr	APPARENT NON-HOA PROPERTY
12700806	611 Glenties Dr	APPARENT NON-HOA PROPERTY
12700794	705 Rock Glen Trce	APPARENT NON-HOA PROPERTY
12700811	725 General Barksdale Dr	APPARENT NON-HOA PROPERTY
12700793	9021 Macbeth Dr	APPARENT NON-HOA PROPERTY
12700798	9023 Nevada Ave	APPARENT NON-HOA PROPERTY
12700228	116 Summerlin Dr	APPARENT NON-HOA PROPERTY
12700225	146 Abbey Rd	APPARENT NON-HOA PROPERTY
12700062	543 Albion Circle	APPARENT NON-HOA PROPERTY
12700156	578 Cottonwood Drive	APPARENT NON-HOA PROPERTY
12700064	116 Jesse Brown Drive	APPARENT NON-HOA PROPERTY
12701023	108 Alred Circle	APPARENT NON-HOA PROPERTY
12700176	7113 Colquitt Way	APPARENT NON-HOA PROPERTY
12700178	7114 Colquitt Way	APPARENT NON-HOA PROPERTY
12700177	7116 Colquitt Way	APPARENT NON-HOA PROPERTY
12700175	7520 Spicer Ct	APPARENT NON-HOA PROPERTY
12700766	1415 Bluegrass Rd	APPARENT NON-HOA PROPERTY
12700923	1831 Oreilly Cir	APPARENT NON-HOA PROPERTY
12700840	2939 Hearthside Dr	APPARENT NON-HOA PROPERTY
12700842	3005 Pipkin Hills Dr	APPARENT NON-HOA PROPERTY
12700859	3006 Pipkin Hills Dr	APPARENT NON-HOA PROPERTY
12700451	225 Parrish Pl	APPARENT NON-HOA PROPERTY
12700413	302 Parrish Cres	APPARENT NON-HOA PROPERTY
12700075	411 Anthony Branch Dr	APPARENT NON-HOA PROPERTY
12700369	608 Parrish Woods	APPARENT NON-HOA PROPERTY
12700381	820 Royal Oaks Dr	APPARENT NON-HOA PROPERTY
10700315	3934 Key West Way	APPARENT NON-HOA PROPERTY
10700259	5035 Cabin Lake Drive	APPARENT NON-HOA PROPERTY
10700293	7150 Elk Trail	APPARENT NON-HOA PROPERTY
10900693	1413 Marena Moore court	APPARENT NON-HOA PROPERTY
10900546	1400 Dutchman Creek Drive	APPARENT NON-HOA PROPERTY
10900543	1221 Southridge Drive	APPARENT NON-HOA PROPERTY
10900665	1940 INDIAN LILAC DRIVE	APPARENT NON-HOA PROPERTY
10900619	505 BOXWOOD DRIVE	APPARENT NON-HOA PROPERTY
10900434	626 CHAPMAN DRIVE	APPARENT NON-HOA PROPERTY
10900678	626 CHAPMAN DRIVE	APPARENT NON-HOA PROPERTY
10900719	739 LENTISCO DRIVE	APPARENT NON-HOA PROPERTY

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10900530	229 W Willow Creek Drive	APPARENT NON-HOA PROPERTY
10900568	205 PEBBLEBROOK LANE	APPARENT NON-HOA PROPERTY
10800632	16327 Petaluma Drive	APPARENT NON-HOA PROPERTY
10800602	7722 Ellis Drive	APPARENT NON-HOA PROPERTY
10800771	2013 GREENWOOD DRIVE	APPARENT NON-HOA PROPERTY
10800636	2122 Hackberry Bank Ln	APPARENT NON-HOA PROPERTY
10800669	2214 Fallen Reed Lane	APPARENT NON-HOA PROPERTY
10800747	24306 Soft Pine Drive	APPARENT NON-HOA PROPERTY
10800856	1515 Brook Meadow Drive	APPARENT NON-HOA PROPERTY
10800708	24114 Alivia Court	APPARENT NON-HOA PROPERTY
10900680	204 Dean Court	APPARENT NON-HOA PROPERTY
10900681	212 Dean Court	APPARENT NON-HOA PROPERTY
10900683	214 Dean Court	APPARENT NON-HOA PROPERTY
10900682	215 Bobbie Ann Court	APPARENT NON-HOA PROPERTY
10900591	4407 Bobbie Ann Drive	APPARENT NON-HOA PROPERTY
10900542	102 Drycreek Drive	APPARENT NON-HOA PROPERTY
10800680	594 Orangewood Drive	APPARENT NON-HOA PROPERTY
10800854	25568 Dogwood Lane	APPARENT NON-HOA PROPERTY
10900426	185 Trout Street	APPARENT NON-HOA PROPERTY
10900535	569 Perch Road	APPARENT NON-HOA PROPERTY
10900491	625 Tubbs Road	APPARENT NON-HOA PROPERTY
10900564	407 Westcreek Dr	APPARENT NON-HOA PROPERTY
10900506	720 Meadowdale Drive	APPARENT NON-HOA PROPERTY
10900416	7032 Rovato Drive	APPARENT NON-HOA PROPERTY
10900576	1617 Village Park Trail	APPARENT NON-HOA PROPERTY
10900422	1708 Vineridge Lane	APPARENT NON-HOA PROPERTY
10900414	1817 Wickham Dr	APPARENT NON-HOA PROPERTY
10900548	1905 Wickham Drive	APPARENT NON-HOA PROPERTY
10900654	3352 Tobago Rd	APPARENT NON-HOA PROPERTY
10900421	6824 Brookhaven Trail	APPARENT NON-HOA PROPERTY

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